Share-based payments - Disclosure of information concerning outstanding stock options (Details)	12 Months Ended
	Sep. 30, 2021 shares $ / shares	Sep. 30, 2020 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of year (in shares) | shares	8,934,097	9,891,592
Granted (in shares) | shares	995,160	913,560
Exercised (in shares) | shares	(1,290,919)	(1,438,877)
Forfeited (in shares) | shares	(622,940)	(431,223)
Expired (in shares) | shares	(3,321)	(955)
Outstanding, end of year (in shares) | shares	8,012,077	8,934,097
Exercisable, end of year (in shares) | shares	5,781,579	5,748,402
Outstanding, beginning of year (in CAD per share) | $ / shares	$ 61.33	$ 54.64
Granted (in CAD per share) | $ / shares	97.86	110.65
Excercised (in CAD per share) | $ / shares	47.29	39.72
Forfeited (in CAD per share) | $ / shares	107.82	84.50
Expired (in CAD per share) | $ / shares	108.44	74.55
Outstanding, end of year (in CAD per share) | $ / shares	64.49	61.33
Excercisable (in CAD per share) | $ / shares	$ 54.76	$ 49.02